Average Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series International Value Fund	Dec. 30, 2024
Fidelity Series International Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.33%
Past 5 years	10.31%
Past 10 years	4.23%
Fidelity Series International Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.33%
Past 5 years	9.22%
Past 10 years	3.24%
Fidelity Series International Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.61%
Past 5 years	7.92%
Past 10 years	3.08%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%
MS158
Average Annual Return:
Past 1 year	19.29%
Past 5 years	7.36%
Past 10 years	3.41%